Disclosure of liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Cash and cash equivalents	$ 356,499	$ 146,864	$ 53,852
Non-hedge derivative assets	2,841	3,397
Other financial liabilities	(47,561)	(41,838)
Long-term debt, including prepayment option embedded derivative	(979,575)	(1,232,164)
Warrant liabilities	(6,961)	(7,588)
Derivative financial liabilities	(16,140)	(10,682)
12 months or less
Statement [Line Items]
Cash and cash equivalents	356,499	146,864
Trade and other receivables	124,134	96,221
Non-hedge derivative assets	2,841	3,397
Assets used to manage liquidity risk	483,474	246,482
Trade and other payables, including embedded derivative	(192,821)	(163,113)
Other financial liabilities	(3,824)	(4,025)
Long-term debt, including prepayment option embedded derivative	(79,715)	(105,278)
Finance lease liabilities	(20,186)	(3,508)
Non-derivative financial liabilities	(296,546)	(275,924)
Warrant liabilities	(6,961)	0
Gold option	(732)	0
Non-hedge derivative contracts	(15,263)	(10,682)
Derivative financial liabilities	(22,956)	(10,682)
13-36 months [Member]
Statement [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	12,403	1,543
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	12,403	1,543
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(4,791)	(3,303)
Long-term debt, including prepayment option embedded derivative	(159,430)	(105,278)
Finance lease liabilities	(40,253)	(3,338)
Non-derivative financial liabilities	(204,474)	(111,919)
Warrant liabilities	0	0
Gold option	0	0
Non-hedge derivative contracts	(877)	0
Derivative financial liabilities	(877)	0
37-60 months
Statement [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	10,659	18,681
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	10,659	18,681
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(4,780)	(4,616)
Long-term debt, including prepayment option embedded derivative	(152,396)	(544,957)
Finance lease liabilities	(29,311)	(6,874)
Non-derivative financial liabilities	(186,487)	(556,447)
Warrant liabilities	0	(7,588)
Gold option	0	(570)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	(8,158)
More than 60 months [Member]
Statement [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(23,821)	(23,448)
Long-term debt, including prepayment option embedded derivative	(1,128,875)	(1,191,412)
Finance lease liabilities	0	0
Non-derivative financial liabilities	(1,152,696)	(1,214,860)
Warrant liabilities	0	0
Gold option	0	0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
Carrying amount [Member]
Statement [Line Items]
Cash and cash equivalents	356,499	146,864
Trade and other receivables	142,199	116,445
Non-hedge derivative assets	2,841	3,397
Assets used to manage liquidity risk	501,539	266,706
Trade and other payables, including embedded derivative	(192,821)	(163,113)
Other financial liabilities	(22,568)	(22,998)
Long-term debt, including prepayment option embedded derivative	(979,575)	(1,232,164)
Finance lease liabilities	(84,573)	(12,932)
Non-derivative financial liabilities	(1,279,537)	(1,431,207)
Warrant liabilities	(6,961)	(7,588)
Gold option	(732)	(570)
Non-hedge derivative contracts	(16,140)	(10,682)
Derivative financial liabilities	(23,833)	(18,840)
Contractual cash flows [Member]
Statement [Line Items]
Cash and cash equivalents	356,499	146,864
Trade and other receivables	147,196	116,445
Non-hedge derivative assets	2,841	3,397
Assets used to manage liquidity risk	506,536	266,706
Trade and other payables, including embedded derivative	(192,821)	(163,113)
Other financial liabilities	(37,216)	(35,392)
Long-term debt, including prepayment option embedded derivative	(1,520,416)	(1,946,925)
Finance lease liabilities	(89,750)	(13,720)
Non-derivative financial liabilities	(1,840,203)	(2,159,150)
Warrant liabilities	(6,961)	(7,588)
Gold option	(732)	(570)
Non-hedge derivative contracts	(16,140)	(10,682)
Derivative financial liabilities	$ (23,833)	$ (18,840)